Jun. 16, 2016

PIMCO Equity Series VIT

Supplement Dated June 16, 2016 to the Administrative Class Prospectus, Advisor Class Prospectus and
Institutional Class Prospectus (each dated April 29, 2016), each as supplemented from time to time
(collectively, the "Prospectuses" and each a "Prospectus"); and the Statement of Additional Information
dated April 29, 2016, as supplemented from time to time (the "SAI")

Disclosure Related to the PIMCO Global Dividend Portfolio (the "Portfolio")
IMPORTANT NOTICE REGARDING CHANGES IN PORTFOLIO NAME, INVESTMENT OBJECTIVE,
PRINCIPAL INVESTMENT STRATEGIES, BENCHMARKS AND PORTFOLIO MANAGER

Effective immediately, all references to the Portfolio's name in each Prospectus and the SAI are deleted and replaced with the following:

PIMCO StocksPLUS® Global Portfolio

In addition, effective immediately, the "Investment Objective" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks total return which exceeds that of its secondary benchmark index consistent with prudent investment management.

In addition, effective immediately, the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks to exceed the total return of its secondary benchmark index by investing under normal circumstances in S&P 500 Index derivatives and MSCI Europe Australasia Far East ("EAFE") Net Dividend Index (USD Unhedged) derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may invest in common stocks, options, futures, options on futures and swaps.
The Portfolio's secondary benchmark index is the 50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged) (the "Secondary Index"). The Portfolio normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Secondary Index. The Portfolio typically will seek to gain long exposure to its Secondary Index in an amount, under normal circumstances, approximately equal to the Portfolio's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Secondary Index is a blended index. The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on an unhedged basis. The Portfolio seeks to remain invested in equity derivatives and/or stocks even when the Secondary Index is declining. The Portfolio may invest in equities or equity derivatives that do not comprise the Secondary Index.
The Portfolio does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Portfolio may invest some or all of its assets in stocks. The Portfolio also may invest in exchange-traded funds. The Portfolio's equity exposure will not be hedged into U.S. dollars.
The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Portfolio's prospectus or Statement of Additional Information. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B). With respect to the Portfolio's fixed income investments, the Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. With respect to the Portfolio's fixed income investments, the Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means that with respect to fixed income instruments, the Portfolio may invest, together with any other investments denominated in non-U.S. currencies, up to 30% of its total assets in such instruments). With respect to the Portfolio's fixed income investments, the Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may also invest up to 10% of its total assets in preferred stocks.

Investors should be aware that, during the Portfolio's transition from the principal investment strategies in effect prior to June 16, 2016 to the currently-effective principal investment strategies described above, the Portfolio's direct holdings of physical securities, such as stocks, may represent a greater proportion of the Portfolio's overall net assets than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Portfolio may experience performance that is not reflective of the performance expected based on full implementation of the currently-effective principal investment strategies described above. There is the risk that, during such transition period, the Portfolio could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.

In addition, effective immediately, the Portfolio's primary broad-based securities market index is the MSCI World Index, and the Portfolio's secondary benchmark index is the 50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged). Accordingly, effective immediately, the second paragraph of the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

Effective June 16, 2016, the Portfolio's primary broad-based securities market index is the MSCI World Index, and the Portfolio's secondary index is the 50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged). The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. The 50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged) is a blended index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on an unhedged basis. The Portfolio's new primary broad-based securities market index was selected as its use is more closely aligned with the Portfolio's principal investment strategies. Prior to June 16, 2016, the Portfolio's primary benchmark index was the MSCI All Country World Index. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 46 country indices comprising 23 developed and 23 emerging market country indices. Prior to July 13, 2015, the Portfolio's primary benchmark index was the MSCI World Index.

In addition, effective immediately, corresponding changes are made to the Average Annual Total Returns Table in the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus, and the following is added following the last row of the Average Annual Total Returns Table:

	1 Year	5 Year	Since Inception (04/14/2010)
50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged)	0.33%	8.08%	7.89%

In addition, effective immediately, the following is added to the "Principal Risks" section of the Portfolio's Portfolio Summary in each Prospectus:

Mortgage-Related and Other Asset-Backed Securities Risk:  the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk
High Yield Risk:  the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

In addition, effective immediately, "Dividend-Oriented Stocks Risk," "Value Investing Risk," "High Yield and Distressed Company Risk," "Real Estate Risk," "Small-Cap and Mid-Cap Company Risk," and "Convertible Securities Risk" are deleted from the "Principal Risks" section of the Portfolio's Portfolio Summary in each Prospectus.